Other income (expense) - Schedule of financial expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Cumulative catch-up adjustment, deferred royalty obligation	$ 0	$ 2,175	$ 4,851	$ 2,255
Deferred royalty obligation interest expense	8,087	5,669	19,662	17,356
Interest expense on lease obligations	127	43	389	146
Financial expense	12,942	11,356	38,650	29,374
Senior Secured Term Loan Facility
Disclosure of attribution of expenses by nature to their function [line items]
Interest expense on debt instruments issued	4,728	1,933	13,748	1,933
Convertible Loans
Disclosure of attribution of expenses by nature to their function [line items]
Interest expense on debt instruments issued	$ 0	$ 1,536	$ 0	$ 7,684